Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of financial instruments [Table Text Block]
		December 31, 2025	December 31, 2024
	Fair Value	Fair value $	Fair value $
Financial assets
Fair value through profit and loss ("FVTPL")
Cash	Level 1	57,539	-
Marketable securities	Level 2	3,096,000	1,755,000
Financial liabilities
Other financial liabilities
Overdraft	Level 1	-	54,227
Convertible debenture derivative	Level 3	145,122	1,025,803

Disclosure of remaining contractual maturities of the company's financial liabilities and operating commitments [Table Text Block]
	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Accounts payable and accrued liabilities	$5,706,049	$-	$-	$5,706,049
Loan payables and promissory notes	3,726,817	-	-	3,726,817
Joint venture settlement obligation	1,883,795	1,397,897	362,956	3,644,648
Convertible debenture	4,516,351	-	-	4,516,351
Convertible debenture derivative	145,122	-	-	145,122
Total	$15,978,134	$1,397,897	$362,956	$17,738,987

Disclosure of financial assets and liabilities [Table Text Block]
	Canadian Dollars	US Dollars	Total
Financial assets
Cash	$90	$57,449	$57,539
Other receivables	2,988	-	2,988
Marketable securities	3,096,000	-	3,096,000
	3,099,078	57,449	3,156,527
Financial liabilities
Accounts payable and accrued liabilities	(1,021,229)	(4,684,820)	(5,706,049)
Loan payable and promissory notes	(1,238,748)	(2,488,069)	(3,726,817)
Joint venture settlement obligation	(3,644,648)	-	(3,644,648)
Convertible debenture	(900,294)	(3,616,057)	(4,516,351)
Convertible debenture derivative	-	(145,122)	(145,122)
Net financial liabilities	$(3,705,841)	$(10,876,619)	$(14,582,460)

	Canadian Dollars	US Dollars	Total
Financial assets
Other receivables	$7,747	$-	$7,747
Marketable securities	-	1,755,000	1,755,000
	7,747	1,755,000	1,762,747
Financial liabilities
Overdraft	$1,855	$(56,082)	$(54,227)
Accounts payable and accrued liabilities	(1,173,407)	(3,812,692)	(4,986,099)
Loan payable and promissory note	(580,000)	(1,983,145)	(2,563,145)
Joint venture settlement obligation	(3,368,740)	-	(3,368,740)
Convertible debenture	(839,132)	(3,338,552)	(4,177,684)
Convertible debenture derivative	-	(1,025,803)	(1,025,803)
Net financial liabilities	$(5,951,677)	$(8,461,274)	$(14,412,951)